GENERAL - Indirect Subsidiaries (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Feb. 19, 2019	Dec. 31, 2020	Dec. 31, 2019
Sigma
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 6,008	Rp 6,824
Telekomunikasi Indonesia International Pte. Ltd., Singapore
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 3,320	Rp 3,763
Infomedia
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 2,387	Rp 2,629
TLT
Direct/ Indirect subsidiaries
Percentage of ownership interest		55.00%	55.00%
Total assets before elimination		Rp 2,204	Rp 2,057
Telekomunikasi Indonesia International Ltd., Hong Kong
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 2,652	Rp 2,026
MDI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 3,461	Rp 1,732
MD Media
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 1,121	Rp 1,144
Finnet
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 1,371	Rp 1,001
PST
Direct/ Indirect subsidiaries
Percentage of ownership interest	100.00%	95.00%	95.00%
Total assets before elimination		Rp 830	Rp 870
TL
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 719	Rp 735
TSGN
Direct/ Indirect subsidiaries
Percentage of ownership interest		70.00%	70.00%
Total assets before elimination		Rp 664	Rp 727
SSI
Direct/ Indirect subsidiaries
Percentage of ownership interest		51.00%	51.00%
Total assets before elimination		Rp 576	Rp 594
Melon
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 848	Rp 578
TMI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 594	Rp 569
Ad Medika
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 479	Rp 395
GYS
Direct/ Indirect subsidiaries
Percentage of ownership interest		51.00%	51.00%
Total assets before elimination		Rp 289	Rp 286
NSI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 316	Rp 266
Metra Plasa
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 260	Rp 221
Nutech
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 136	Rp 177
Telekomuni kasi Indonesia International Pty Ltd [Member]
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 88	Rp 117
Telkom USA
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 115	Rp 90
Telin Malaysia
Direct/ Indirect subsidiaries
Percentage of ownership interest		70.00%	70.00%
Total assets before elimination		Rp 39	Rp 68
SMI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 16	Rp 16